UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4706
                                   ----------

                             TEMPLETON INCOME TRUST
                            ------------------------
              (Exact name of registrant as specified in charter)


             500 EAST BROWARD BLVD., FORT LAUDERDALE, FL 33394-3091
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (954) 527-7500
                                                          --------------

Date of fiscal year end: 8/31
                         ----

Date of reporting period: 8/31/03
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS





                                 AUGUST 31, 2003





[GRAPHIC OMITTED]

                      ANNUAL REPORT AND SHAREHOLDER LETTER


--------------------------------------------------------------------------------
                                   TEMPLETON
                                GLOBAL BOND FUND

                                                            INCOME

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--------------------------------------------------------------------------------


                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                  INVESTMENTS



                      Franklin o TEMPLETON o Mutual Series



Franklin Templeton Investments
GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.


TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.


RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.



MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

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Not part of the annual report


                               Contents

SHAREHOLDER LETTER ............................. 1

ANNUAL REPORT

Templeton Global Bond Fund ..................... 3

Performance Summary ............................ 7

Financial Highlights &
Statement of Investments .......................11

Financial Statements ...........................18

Notes to Financial Statements ..................21

Independent Auditors' Report ...................26

Board Members and Officers .....................27

Proxy Voting Policies and Procedures ...........32

--------------------------------------------------------------------------------





Annual Report

Templeton Global Bond Fund

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Templeton Global Bond Fund seeks current income with capital appreciation and growth of income. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds, including debt securities of companies, governments and government agencies located anywhere in the world, including emerging markets.

We are pleased to bring you Templeton Global Bond Fund's annual report for the fiscal year ended August 31, 2003.


PERFORMANCE OVERVIEW

For the 12 months under review, Templeton Global Bond Fund - Class A delivered an 18.03% cumulative total return, as shown in the Performance Summary beginning on page 7. The Fund outperformed its benchmark, the Citigroup (formerly, Salomon Brothers) World Government Bond Index, which posted cumulative total returns of 3.63% in local currency terms and 9.43% in U.S. dollar terms for the same period. 1


ECONOMIC AND MARKET OVERVIEW

Global economic conditions supported international fixed income markets during the Fund's fiscal year. Economic growth in the world's major economies, although positive, pointed toward a slow global recovery. Heightened geopolitical uncertainty leading up to the Iraq war accompanied declines in confidence and production indicators, particularly in the U.S. and Europe.

Slow economic growth, rising unemployment and disinflationary pressures provided a favorable environment for an accommodative monetary stance at many major central banks. In the U.S., the Federal Reserve Board lowered the federal funds target rate 75 basis points to 1.00%. Similarly, policymakers at the European Central Bank (ECB) reduced its reference rate 125 basis points to 2.00%. Both the U.S. Treasury yield curve and the euro-zone benchmark curve shifted downward. Global bond markets responded favorably to interest rate


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets as of 8/31/02

Europe ........................................ 60.5%
Australia and New Zealand ..................... 14.9%
Asia .......................................... 10.1%
Latin America .................................  7.3%
Canada ........................................  3.4%
Africa ........................................  0.5%
Short-Term Investments & Other Net Assets .....  3.3%

1. Source: Standard & Poor's Micropal. The unmanaged Citigroup World Government Bond Index is market capitalization-weighted and tracks total returns of government bonds in 17 developed countries globally. The index includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 14.


                                                            Annual Report  | 3


WHAT IS BALANCE OF PAYMENTS?
--------------------------------------------------------------------------------
Balance of payments is a record of all of a country's exports and imports of goods and services, borrowing and lending with the rest of the world during a particular time period. It helps a country evaluate its competitive strengths and weaknesses and forecast the strength of its currency.

WHAT IS A CURRENT ACCOUNT?
--------------------------------------------------------------------------------
A current account is that part of the balance of payments where all of one country's international transactions in goods and services are recorded.

declines, increasing 3.59% in local currency terms and 9.14% in U.S. dollar terms over the course of the reporting period, as measured by the J.P. Morgan Global Government Bond Index (JPM GGBI). 2

A predominant characteristic of global currency markets over the past fiscal year was U.S. dollar weakness. Although the U.S. dollar strengthened late in the period, it depreciated 8.23% relative to the nation's major trading partners for the 12 months ended August 31, 2003. 3 Led by a widening U.S. trade deficit, the nation's balance of payments position deteriorated, with the current account balance reaching peak deficit levels. Additionally, with U.S. interest rates reaching historically low levels, U.S. interest bearing securities were generally less attractive than those of other developed nation markets with higher interest rates.

Reduced interest rates in developed economies generally benefit emerging market borrowers through lower borrowing costs and positive investment flows from investors seeking higher returns outside developed countries. Emerging bond markets, as measured by the J.P. Morgan Emerging Markets Bond Index Global (JPM EMBIG) returned 26.84% during the 12-month period. 4 Sovereign interest rate spreads declined from 812 basis points greater than the U.S. Treasury market at the beginning of the reporting period to 482 basis points by period-end. 4


INVESTMENT STRATEGY

We invest selectively in bonds around the world to generate income for the Fund, while at the same time monitoring interest rate, exchange rate and credit risks.


MANAGER'S DISCUSSION

Overall, the main contributors to Fund performance were income, developed market interest rate movements, currency returns and emerging market bonds. During the period under review, we extended duration and increased allocation to spread products, or high yield fixed income securities. The Fund's positioning reflected anticipated potential, longer-term currency strength in New Zealand and Australia, the euro and other European currencies, and weakness in the U.S. dollar


2. Source: J.P. Morgan. The JPM GGBI tracks total returns of government bonds in developed countries globally. The bonds included in the index are weighted according to their market capitalization. The index is unhedged and expressed in terms of $U.S. The index includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
3. Source: Federal Reserve Board.
4. Source: J.P. Morgan. The JPM EMBIG tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds. The index includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


4 |  Annual Report


and Japanese yen. We also positioned for yield curve compression in Europe relative to U.S. Treasuries.

Templeton Global Bond Fund benefited from an overweighted allocation to New Zealand and Australia, the euro zone and other European countries relative to its benchmark during the reporting period. The Reserve Bank of New Zealand reduced its official reference rate 75 basis points to 5.00%, while the Reserve Bank of Australia left interest rates unchanged at 4.75%. In local currency terms, New Zealand and Australia returned 7.83% and 6.54%. 5 As stated earlier, ECB policymakers reduced interest rates, driving euro-zone local currency bond market returns of 6.94%, as measured by the J.P. Morgan European Monetary Union
(EMU) Government Bond Index. 6 Similarly, Denmark lowered rates from 3.45% to 2.00%, and Sweden reduced its reference rate 150 basis points to 2.75%. Furthermore, the Fund gained from its underweighted position relative to its benchmark in Japan and the U.S., which returned -0.75% and 3.03% in local currency terms, less than most other global bond markets. 5

The U.S. dollar's depreciation against most major currencies positively impacted Fund performance during the period. Compared with the U.S. dollar, the New Zealand dollar appreciated 23.30%, the Australian dollar 17.64%, and the Canadian dollar 12.41%, contributing to 33.08%, 25.18% and 19.76% bond market returns in U.S. dollar terms, respectively. The euro appreciated 11.82% against the U.S. dollar, with EMU bond markets returning 19.82%. The Swedish krona and Danish krone appreciated 12.32% and 11.90%, resulting in 20.87% and 20.21% bond market returns in U.S. dollar terms. The Fund also benefited from not having any Japanese exposure as the yen appreciated 1.32% versus the U.S. dollar, resulting in only a 0.86% bond market return in U.S. dollar terms. 5

The Fund also invested in emerging market sovereign debt that is typically non-investment grade and compensates for greater credit risk by offering higher income or coupon. During the 12-month period, emerging market returns contributed to Fund performance as the JPM EMBIG delivered strong returns. Regionally, Latin American sovereign debt returned 32.71%, eastern Europe 26.84% and Asia 8.37%. Core emerging market bond positions in the Fund included Russia,



[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 8/31/02

Government Bonds                                96.6%
Warrants                                         0.1%
Short-Term Investments & Other Net Assets        3.3%

5. Source: J.P. Morgan.
6. Source: J.P. Morgan. The J.P. Morgan EMU Government Bond Index is a euro-aggregated index weighted by market capitalization. The index includes only liquid bullet euro-denominated fixed-rate debt, which has been issued by participating governments. No callable, puttable or convertible features are allowed. Bonds must have at least 12 months remaining maturity. The EMU bond index is fully invested. All coupons received are immediately invested back into the entire index until the next index rebalancing. The index includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


                                                             Annual Report  | 5



Mexico and the Philippines, which returned 31.64%, 14.24% and 13.05%, respectively. 4

It is important to note that global investing involves special risks related to market, currency, economic, social, political and other factors, in addition to the heightened risks associated with the relatively small size and lesser liquidity of emerging markets. Investing in any emerging market security means accepting a certain amount of volatility that can arise from such factors as high levels of inflation, deflation or currency devaluation. These special risks and other considerations are discussed in the Fund's prospectus.

Thank you for your continued participation in Templeton Global Bond Fund. We look forward to serving your future investment needs.

Portfolio Management Team
Templeton Global Bond Fund




THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2003, THE END OF THE REPORTING PERIOD. OUR STRATEGIES AND THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.






6 |  Annual Report




Performance Summary as of 8/31/03

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION

-----------------------------------------------------------------------------------------------------
  CLASS A                                                  CHANGE            8/31/03          8/31/02
-----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$0.99             $9.39            $8.40
-----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/02-8/31/03)
-----------------------------------------------------------------------------------------------------
  Dividend Income                       $0.4950
-----------------------------------------------------------------------------------------------------
  CLASS C                                                  CHANGE            8/31/03          8/31/02
-----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$1.00             $9.41            $8.41
-----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/02-8/31/03)
-----------------------------------------------------------------------------------------------------
  Dividend Income                       $0.4590
-----------------------------------------------------------------------------------------------------
  ADVISOR CLASS                                            CHANGE            8/31/03          8/31/02
-----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$0.99             $9.38            $8.39
-----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/02-8/31/03)
-----------------------------------------------------------------------------------------------------
  Dividend Income                       $0.5180
-----------------------------------------------------------------------------------------------------



     Annual Report  |  Past performance does not guarantee future results.  | 7



Performance Summary (CONTINUED)

PERFORMANCE

-------------------------------------------------------------------------------------------------------
  CLASS A                                                1-YEAR          5-YEAR           10-YEAR
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                              18.03%          38.23%            82.97%
-------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                          13.05%           5.77%             5.77%
-------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                         $11,305         $13,237           $17,524
-------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03) 4                     18.33%           6.36%             6.43%
-------------------------------------------------------------------------------------------------------
  CLASS C                                                1-YEAR          5-YEAR      INCEPTION (5/1/95)
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                              17.67%          35.57%            72.29%
-------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                          15.57%           6.05%             6.62%
-------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                         $11,557         $13,416           $17,059
-------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03) 4                     20.97%           6.67%             7.31%
-------------------------------------------------------------------------------------------------------
  ADVISOR CLASS                                          1-YEAR          5-YEAR           10-YEAR
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                              18.35%          39.91%            87.04%
-------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                          18.35%           6.95%             6.46%
-------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                         $11,835         $13,991           $18,704
-------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03) 4                     23.98%           7.57%             7.14%
-------------------------------------------------------------------------------------------------------

ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


8 |  Past performance does not guarantee future results.  |  Annual Report


Performance Summary (CONTINUED)

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested interest. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

The following line graph compares the performance of Templeton Global Bond Fund
- Class A with that of the Citigroup World Government Bond Index 6 and the CPI 6 based on a $10,000 investment from 9/1/93 to 8/31/03.

            TEMPLETON GLOBAL BOND FUND   CITIGROUP WORLD GOVERNMENT
                    - CLASS A                  BOND INDEX 6             CPI 6
                    ----------                  ----------               ---
9/1/93                 $9,577                    $10,000               $10,000
9/30/93                $9,549                    $10,119               $10,021
10/31/93               $9,694                    $10,101               $10,062
11/30/93               $9,508                    $10,029               $10,069
12/31/93               $9,724                    $10,114               $10,069
1/31/94                $9,990                    $10,196               $10,097
2/28/94                $9,742                    $10,129               $10,131
3/31/94                $9,382                    $10,115               $10,166
4/30/94                $9,352                    $10,126               $10,180
5/31/94                $9,301                    $10,037               $10,186
6/30/94                $9,159                    $10,182               $10,221
7/31/94                $9,272                    $10,263               $10,249
8/31/94                $9,365                    $10,228               $10,290
9/30/94                $9,334                    $10,302               $10,318
10/31/94               $9,438                    $10,467               $10,325
11/30/94               $9,375                    $10,323               $10,338
12/31/94               $9,375                    $10,352               $10,338
1/31/95                $9,397                    $10,569               $10,380
2/28/95                $9,547                    $10,839               $10,421
3/31/95                $9,622                    $11,483               $10,456
4/30/95                $9,849                    $11,696               $10,490
5/31/95               $10,166                    $12,025               $10,511
6/30/95               $10,187                    $12,096               $10,532
7/31/95               $10,297                    $12,124               $10,532
8/31/95               $10,353                    $11,708               $10,559
9/30/95               $10,553                    $11,969               $10,580
10/31/95              $10,743                    $12,058               $10,615
11/30/95              $10,844                    $12,195               $10,608
12/31/95              $11,082                    $12,322               $10,601
1/31/96               $11,128                    $12,170               $10,663
2/29/96               $11,047                    $12,108               $10,698
3/31/96               $11,070                    $12,091               $10,753
4/30/96               $11,128                    $12,043               $10,794
5/31/96               $11,197                    $12,046               $10,815
6/30/96               $11,349                    $12,140               $10,822
7/31/96               $11,384                    $12,373               $10,843
8/31/96               $11,537                    $12,421               $10,863
9/30/96               $11,715                    $12,472               $10,898
10/31/96              $11,988                    $12,705               $10,932
11/30/96              $12,299                    $12,872               $10,953
12/31/96              $12,324                    $12,768               $10,953
1/31/97               $12,166                    $12,427               $10,988
2/28/97               $12,130                    $12,334               $11,022
3/31/97               $12,020                    $12,240               $11,050
4/30/97               $12,045                    $12,133               $11,064
5/31/97               $12,131                    $12,463               $11,057
6/30/97               $12,292                    $12,611               $11,070
7/31/97               $12,341                    $12,513               $11,084
8/31/97               $12,329                    $12,506               $11,105
9/30/97               $12,530                    $12,772               $11,133
10/31/97              $12,581                    $13,037               $11,160
11/30/97              $12,556                    $12,837               $11,153
12/31/97              $12,549                    $12,798               $11,140
1/31/98               $12,562                    $12,923               $11,160
2/28/98               $12,627                    $13,028               $11,181
3/31/98               $12,626                    $12,899               $11,202
4/30/98               $12,704                    $13,105               $11,222
5/31/98               $12,731                    $13,136               $11,243
6/30/98               $12,744                    $13,155               $11,257
7/31/98               $12,731                    $13,172               $11,271
8/31/98               $12,677                    $13,531               $11,285
9/30/98               $13,092                    $14,251               $11,298
10/31/98              $13,146                    $14,673               $11,326
11/30/98              $13,105                    $14,466               $11,326
12/31/98              $13,227                    $14,757               $11,319
1/31/99               $13,214                    $14,621               $11,347
2/28/99               $12,719                    $14,151               $11,360
3/31/99               $12,801                    $14,187               $11,395
4/30/99               $12,926                    $14,182               $11,478
5/31/99               $12,646                    $13,943               $11,478
6/30/99               $12,520                    $13,698               $11,478
7/31/99               $12,619                    $14,034               $11,512
8/31/99               $12,548                    $14,099               $11,540
9/30/99               $12,691                    $14,319               $11,595
10/31/99              $12,663                    $14,312               $11,616
11/30/99              $12,503                    $14,162               $11,623
12/31/99              $12,589                    $14,127               $11,623
1/31/00               $12,428                    $13,826               $11,657
2/29/00               $12,530                    $13,727               $11,727
3/31/00               $12,649                    $14,152               $11,823
4/30/00               $12,306                    $13,690               $11,830
5/31/00               $12,158                    $13,797               $11,844
6/30/00               $12,564                    $14,131               $11,906
7/31/00               $12,429                    $13,892               $11,934
8/31/00               $12,322                    $13,787               $11,934
9/30/00               $12,263                    $13,760               $11,996
10/31/00              $11,986                    $13,586               $12,017
11/30/00              $12,204                    $13,855               $12,023
12/31/00              $12,941                    $14,352               $12,017
1/31/01               $13,035                    $14,334               $12,093
2/28/01               $12,926                    $14,328               $12,141
3/31/01               $12,606                    $13,915               $12,169
4/30/01               $12,606                    $13,865               $12,217
5/31/01               $12,411                    $13,823               $12,272
6/30/01               $12,525                    $13,697               $12,293
7/31/01               $12,721                    $14,042               $12,258
8/31/01               $13,247                    $14,570               $12,258
9/30/01               $13,180                    $14,677               $12,314
10/31/01              $13,380                    $14,793               $12,272
11/30/01              $13,473                    $14,585               $12,251
12/31/01              $13,481                    $14,210               $12,203
1/31/02               $13,403                    $13,947               $12,231
2/28/02               $13,718                    $14,019               $12,279
3/31/02               $13,744                    $13,981               $12,348
4/30/02               $14,183                    $14,481               $12,417
5/31/02               $14,418                    $14,891               $12,417
6/30/02               $14,584                    $15,609               $12,424
7/31/02               $14,521                    $15,763               $12,438
8/31/02               $14,847                    $16,038               $12,479
9/30/02               $15,050                    $16,213               $12,500
10/31/02              $15,203                    $16,147               $12,521
11/30/02              $15,408                    $16,167               $12,521
12/31/02              $16,181                    $16,980               $12,493
1/31/03               $16,543                    $17,212               $12,548
2/28/03               $16,870                    $17,454               $12,645
3/31/03               $16,908                    $17,507               $12,721
4/30/03               $17,459                    $17,717               $12,693
5/31/03               $18,636                    $18,485               $12,673
6/30/03               $18,432                    $18,187               $12,686
7/31/03               $17,710                    $17,646               $12,700
8/31/03               $17,524                    $17,551               $12,749

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

The following line graph compares the performance of Templeton Global Bond Fund
- Class C with that of the Citigroup World Government Bond Index 6 and the CPI 6 based on a $10,000 investment from 5/1/95 to 8/31/03.

         TEMPLETON GLOBAL BOND FUND  CITIGROUP WORLD GOVERNMENT
                 -CLASS C                  BOND INDEX 6         CPI 6
                 ---------                  ----------           ---
5/1/95             $9,902                    $10,000           $10,000
5/31/95           $10,209                    $10,281           $10,020
6/30/95           $10,229                    $10,342           $10,039
7/31/95           $10,337                    $10,366           $10,039
8/31/95           $10,377                    $10,010           $10,066
9/30/95           $10,585                    $10,234           $10,086
10/31/95          $10,772                    $10,310           $10,118
11/30/95          $10,869                    $10,426           $10,112
12/31/95          $11,103                    $10,536           $10,105
1/31/96           $11,156                    $10,405           $10,165
2/29/96           $11,084                    $10,352           $10,197
3/31/96           $11,103                    $10,338           $10,250
4/30/96           $11,145                    $10,297           $10,290
5/31/96           $11,199                    $10,299           $10,309
6/30/96           $11,347                    $10,380           $10,316
7/31/96           $11,379                    $10,579           $10,336
8/31/96           $11,539                    $10,620           $10,355
9/30/96           $11,700                    $10,663           $10,388
10/31/96          $11,982                    $10,863           $10,421
11/30/96          $12,288                    $11,006           $10,441
12/31/96          $12,308                    $10,917           $10,441
1/31/97           $12,147                    $10,625           $10,474
2/28/97           $12,094                    $10,546           $10,507
3/31/97           $11,981                    $10,465           $10,533
4/30/97           $12,014                    $10,374           $10,546
5/31/97           $12,095                    $10,656           $10,540
6/30/97           $12,239                    $10,783           $10,553
7/31/97           $12,285                    $10,699           $10,566
8/31/97           $12,282                    $10,692           $10,586
9/30/97           $12,478                    $10,920           $10,612
10/31/97          $12,512                    $11,147           $10,639
11/30/97          $12,489                    $10,976           $10,632
12/31/97          $12,485                    $10,942           $10,619
1/31/98           $12,481                    $11,049           $10,639
2/28/98           $12,541                    $11,139           $10,658
3/31/98           $12,549                    $11,028           $10,678
4/30/98           $12,610                    $11,205           $10,698
5/31/98           $12,632                    $11,231           $10,718
6/30/98           $12,654                    $11,247           $10,731
7/31/98           $12,636                    $11,262           $10,744
8/31/98           $12,584                    $11,569           $10,757
9/30/98           $12,977                    $12,184           $10,770
10/31/98          $13,025                    $12,545           $10,797
11/30/98          $12,993                    $12,368           $10,797
12/31/98          $13,109                    $12,617           $10,790
1/31/99           $13,090                    $12,501           $10,816
2/28/99           $12,595                    $12,100           $10,829
3/31/99           $12,672                    $12,130           $10,862
4/30/99           $12,792                    $12,125           $10,941
5/31/99           $12,511                    $11,921           $10,941
6/30/99           $12,383                    $11,712           $10,941
7/31/99           $12,476                    $11,999           $10,974
8/31/99           $12,406                    $12,055           $11,001
9/30/99           $12,541                    $12,243           $11,053
10/31/99          $12,508                    $12,237           $11,073
11/30/99          $12,344                    $12,108           $11,080
12/31/99          $12,425                    $12,079           $11,080
1/31/00           $12,262                    $11,821           $11,113
2/29/00           $12,359                    $11,737           $11,178
3/31/00           $12,472                    $12,100           $11,271
4/30/00           $12,131                    $11,705           $11,277
5/31/00           $11,981                    $11,796           $11,290
6/30/00           $12,362                    $12,082           $11,350
7/31/00           $12,239                    $11,878           $11,376
8/31/00           $12,115                    $11,788           $11,376
9/30/00           $12,068                    $11,765           $11,435
10/31/00          $11,792                    $11,616           $11,455
11/30/00          $12,003                    $11,846           $11,461
12/31/00          $12,721                    $12,271           $11,455
1/31/01           $12,810                    $12,255           $11,527
2/28/01           $12,698                    $12,251           $11,573
3/31/01           $12,381                    $11,897           $11,600
4/30/01           $12,377                    $11,855           $11,646
5/31/01           $12,181                    $11,819           $11,698
6/30/01           $12,288                    $11,711           $11,718
7/31/01           $12,477                    $12,006           $11,685
8/31/01           $12,988                    $12,458           $11,685
9/30/01           $12,917                    $12,549           $11,738
10/31/01          $13,107                    $12,648           $11,698
11/30/01          $13,209                    $12,470           $11,679
12/31/01          $13,214                    $12,149           $11,633
1/31/02           $13,118                    $11,925           $11,659
2/28/02           $13,422                    $11,986           $11,705
3/31/02           $13,442                    $11,953           $11,771
4/30/02           $13,867                    $12,381           $11,837
5/31/02           $14,092                    $12,731           $11,837
6/30/02           $14,249                    $13,346           $11,843
7/31/02           $14,184                    $13,477           $11,856
8/31/02           $14,497                    $13,713           $11,896
9/30/02           $14,691                    $13,862           $11,916
10/31/02          $14,852                    $13,805           $11,935
11/30/02          $15,030                    $13,823           $11,935
12/31/02          $15,779                    $14,518           $11,909
1/31/03           $16,127                    $14,717           $11,962
2/28/03           $16,441                    $14,923           $12,054
3/31/03           $16,472                    $14,969           $12,126
4/30/03           $17,003                    $15,148           $12,100
5/31/03           $18,142                    $15,805           $12,080
6/30/03           $17,937                    $15,550           $12,093
7/31/03           $17,229                    $15,088           $12,107
8/31/03           $17,059                    $15,006           $12,153

     Annual Report  |  Past performance does not guarantee future results.  | 9



AVERAGE ANNUAL TOTAL RETURN

-------------------------------------
ADVISOR CLASS 5               8/31/03
-------------------------------------
  1-Year                       18.35%
-------------------------------------
  5-Year                        6.95%
-------------------------------------
  10-Year                       6.46%
-------------------------------------

Performance Summary (CONTINUED)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
The following line graph compares the performance of Templeton Global Bond Fund
- Advisor Class with that of the Citigroup World Government Bond Index 6 and the CPI 6 based on a $10,000 investment from 9/1/93 to 8/31/03. 5

        TEMPLETON GLOBAL BOND FUND   CITIGROUP WORLD GOVERNMENT
             - ADVISOR CLASS                 BOND INDEX 6               CPI 6
             ---------------                  ----------                 ---
9/1/93            $10,000                       $10,000                $10,000
9/30/93            $9,970                       $10,119                $10,021
10/31/93          $10,121                       $10,101                $10,062
11/30/93           $9,928                       $10,029                $10,069
12/31/93          $10,153                       $10,114                $10,069
1/31/94           $10,431                       $10,196                $10,097
2/28/94           $10,172                       $10,129                $10,131
3/31/94            $9,797                       $10,115                $10,166
4/30/94            $9,765                       $10,126                $10,180
5/31/94            $9,712                       $10,037                $10,186
6/30/94            $9,563                       $10,182                $10,221
7/31/94            $9,681                       $10,263                $10,249
8/31/94            $9,778                       $10,228                $10,290
9/30/94            $9,746                       $10,302                $10,318
10/31/94           $9,854                       $10,467                $10,325
11/30/94           $9,789                       $10,323                $10,338
12/31/94           $9,789                       $10,352                $10,338
1/31/95            $9,811                       $10,569                $10,380
2/28/95            $9,968                       $10,839                $10,421
3/31/95           $10,047                       $11,483                $10,456
4/30/95           $10,284                       $11,696                $10,490
5/31/95           $10,614                       $12,025                $10,511
6/30/95           $10,637                       $12,096                $10,532
7/31/95           $10,752                       $12,124                $10,532
8/31/95           $10,810                       $11,708                $10,559
9/30/95           $11,019                       $11,969                $10,580
10/31/95          $11,217                       $12,058                $10,615
11/30/95          $11,323                       $12,195                $10,608
12/31/95          $11,571                       $12,322                $10,601
1/31/96           $11,619                       $12,170                $10,663
2/29/96           $11,535                       $12,108                $10,698
3/31/96           $11,559                       $12,091                $10,753
4/30/96           $11,619                       $12,043                $10,794
5/31/96           $11,692                       $12,046                $10,815
6/30/96           $11,850                       $12,140                $10,822
7/31/96           $11,887                       $12,373                $10,843
8/31/96           $12,046                       $12,421                $10,863
9/30/96           $12,232                       $12,472                $10,898
10/31/96          $12,518                       $12,705                $10,932
11/30/96          $12,842                       $12,872                $10,953
12/31/96          $12,868                       $12,768                $10,953
1/31/97           $12,782                       $12,427                $10,988
2/28/97           $12,746                       $12,334                $11,022
3/31/97           $12,633                       $12,240                $11,050
4/30/97           $12,660                       $12,133                $11,064
5/31/97           $12,767                       $12,463                $11,057
6/30/97           $12,914                       $12,611                $11,070
7/31/97           $12,968                       $12,513                $11,084
8/31/97           $12,970                       $12,506                $11,105
9/30/97           $13,184                       $12,772                $11,133
10/31/97          $13,228                       $13,037                $11,160
11/30/97          $13,209                       $12,837                $11,153
12/31/97          $13,215                       $12,798                $11,140
1/31/98           $13,217                       $12,923                $11,160
2/28/98           $13,287                       $13,028                $11,181
3/31/98           $13,303                       $12,899                $11,202
4/30/98           $13,375                       $13,105                $11,222
5/31/98           $13,406                       $13,136                $11,243
6/30/98           $13,437                       $13,155                $11,257
7/31/98           $13,411                       $13,172                $11,271
8/31/98           $13,370                       $13,531                $11,285
9/30/98           $13,796                       $14,251                $11,298
10/31/98          $13,858                       $14,673                $11,326
11/30/98          $13,818                       $14,466                $11,326
12/31/98          $13,964                       $14,757                $11,319
1/31/99           $13,953                       $14,621                $11,347
2/28/99           $13,433                       $14,151                $11,360
3/31/99           $13,523                       $14,187                $11,395
4/30/99           $13,643                       $14,182                $11,478
5/31/99           $13,351                       $13,943                $11,478
6/30/99           $13,220                       $13,698                $11,478
7/31/99           $13,327                       $14,034                $11,512
8/31/99           $13,267                       $14,099                $11,540
9/30/99           $13,409                       $14,319                $11,595
10/31/99          $13,397                       $14,312                $11,616
11/30/99          $13,231                       $14,162                $11,623
12/31/99          $13,308                       $14,127                $11,623
1/31/00           $13,140                       $13,826                $11,657
2/29/00           $13,252                       $13,727                $11,727
3/31/00           $13,381                       $14,152                $11,823
4/30/00           $13,037                       $13,690                $11,830
5/31/00           $12,867                       $13,797                $11,844
6/30/00           $13,301                       $14,131                $11,906
7/31/00           $13,160                       $13,892                $11,934
8/31/00           $13,049                       $13,787                $11,934
9/30/00           $13,005                       $13,760                $11,996
10/31/00          $12,714                       $13,586                $12,017
11/30/00          $12,932                       $13,855                $12,023
12/31/00          $13,716                       $14,352                $12,017
1/31/01           $13,820                       $14,334                $12,093
2/28/01           $13,707                       $14,328                $12,141
3/31/01           $13,371                       $13,915                $12,169
4/30/01           $13,374                       $13,865                $12,217
5/31/01           $13,169                       $13,823                $12,272
6/30/01           $13,292                       $13,697                $12,293
7/31/01           $13,503                       $14,042                $12,258
8/31/01           $14,065                       $14,570                $12,258
9/30/01           $13,996                       $14,677                $12,314
10/31/01          $14,211                       $14,793                $12,272
11/30/01          $14,314                       $14,585                $12,251
12/31/01          $14,325                       $14,210                $12,203
1/31/02           $14,246                       $13,947                $12,231
2/28/02           $14,584                       $14,019                $12,279
3/31/02           $14,615                       $13,981                $12,348
4/30/02           $15,085                       $14,481                $12,417
5/31/02           $15,339                       $14,891                $12,417
6/30/02           $15,518                       $15,609                $12,424
7/31/02           $15,454                       $15,763                $12,438
8/31/02           $15,805                       $16,038                $12,479
9/30/02           $16,025                       $16,213                $12,500
10/31/02          $16,192                       $16,147                $12,521
11/30/02          $16,394                       $16,167                $12,521
12/31/02          $17,222                       $16,980                $12,493
1/31/03           $17,611                       $17,212                $12,548
2/28/03           $17,963                       $17,454                $12,645
3/31/03           $18,008                       $17,507                $12,721
4/30/03           $18,601                       $17,717                $12,693
5/31/03           $19,862                       $18,485                $12,673
6/30/03           $19,647                       $18,187                $12,686
7/31/03           $18,879                       $17,646                $12,700
8/31/03           $18,704                       $17,551                $12,749

ENDNOTES


BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. THE FUND INVESTS IN FOREIGN SECURITIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND SOCIAL, POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. ALSO, AS A NON-DIVERSIFIED SERIES OF AN INVESTMENT COMPANY, THE FUND MAY INVEST IN A RELATIVELY SMALL NUMBER OF ISSUERS AND, AS A RESULT, BE SUBJECT TO GREATER RISK OF LOSS WITH RESPECT TO ITS PORTFOLIO SECURITIES. THESE AND OTHER RISKS ARE DISCUSSED MORE FULLY IN THE FUND'S PROSPECTUS.

CLASS A:          Subject to the current, maximum 4.25% initial sales charge.
                  Prior to 7/1/94, Fund shares were offered at a higher initial sales charge. Thus, actual total returns would have been lower. Effective 1/1/93, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    No initial sales charge or Rule 12b-1 fees; are available to a limited class of investors.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s).
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were 45.36% and 5.77%.
6. Source: Standard & Poor's Micropal. The Citigroup World Government Bond Index is market capitalization-weighted and tracks total returns of government bonds in 17 developed countries globally. The index changed its name from Salomon Brothers World Government Index in April 2003.

10 |  Past performance does not guarantee future results.  |  Annual Report



Templeton Global Bond Fund

FINANCIAL HIGHLIGHTS

                                                           ---------------------------------------------------------
                                                                              YEAR ENDED AUGUST 31,
CLASS A                                                      2003         2002       2001        2000        1999
                                                           ---------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................    $8.40        $8.02      $8.05       $8.81       $9.49
                                                           ---------------------------------------------------------

Income from investment operations:

 Net investment income a ...............................      .38          .43 c      .56         .65         .58

 Net realized and unrealized gains (losses) ............     1.11          .50 c      .01        (.80)       (.66)
                                                           ---------------------------------------------------------
Total from investment operations .......................     1.49          .93        .57        (.15)       (.08)
                                                           ---------------------------------------------------------
Less distributions from:

 Net investment income .................................     (.50)        (.40)      (.18)       (.60)       (.55)

 Net realized gains ....................................       --           --         --        (.01)       (.05)

 Tax return of capital .................................       --         (.15)      (.42)         --          --
                                                           ---------------------------------------------------------
Total distributions ....................................     (.50)        (.55)      (.60)       (.61)       (.60)
                                                           ---------------------------------------------------------
Net asset value, end of year ...........................    $9.39        $8.40      $8.02       $8.05       $8.81
                                                           ---------------------------------------------------------

Total return b .........................................   18.03%       12.08%      7.51%     (1.80)%     (1.02)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ........................ $351,771     $224,269   $178,785    $114,247    $146,753

Ratios to average net assets:

 Expenses ..............................................    1.10%        1.21%      1.33%       1.23%       1.22%

 Net investment income .................................    4.11%        5.27% c    7.06%       7.19%       6.20%

Portfolio turnover rate ................................   63.64%       57.71%    101.11%     179.84%      74.60%

aBased on average weighted shares outstanding.
bTotal return does not reflect the sales commissions or the contingent deferred sales charge and is not annualized for periods less than one year.
cEffective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began amortizing all premium and discount on fixed-income securities as required. The effect of this change was as follows:

  Net investment income per share ............................. $(.12)
  Net realized and unrealized gains/(losses) per share ........   .12
  Ratio of net investment income to average net assets ........ (1.43)%
  Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.




                                                          Annual Report  | 11


Templeton Global Bond Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                       --------------------------------------------------------
                                                                                          YEAR ENDED AUGUST 31,
CLASS C                                                                 2003         2002       2001        2000        1999
                                                                       --------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................................    $8.41        $8.03      $8.05       $8.82       $9.50
                                                                       --------------------------------------------------------

Income from investment operations:

 Net investment income a ...........................................      .34          .40 c      .53         .58         .54

 Net realized and unrealized gains (losses) ........................     1.11          .50 c      .02        (.78)       (.66)
                                                                       --------------------------------------------------------
Total from investment operations ...................................     1.45          .90        .55        (.20)       (.12)
                                                                       --------------------------------------------------------
Less distributions from:

 Net investment income .............................................     (.46)        (.38)      (.15)       (.56)       (.51)

 Net realized gains ................................................       --           --         --        (.01)       (.05)

 Tax return of capital .............................................       --         (.14)      (.42)         --          --
                                                                       --------------------------------------------------------
Total distributions ................................................     (.46)        (.52)      (.57)       (.57)       (.56)
                                                                       --------------------------------------------------------
Net asset value, end of year .......................................    $9.40        $8.41      $8.03       $8.05       $8.82
                                                                       --------------------------------------------------------

Total return b .....................................................   17.67%       11.62%      7.20%     (2.34)%     (1.41)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................................  $74,102      $25,444    $13,784     $11,966     $17,386

Ratios to average net assets:

 Expenses ..........................................................    1.50%        1.59%      1.73%       1.62%       1.62%

 Net investment income .............................................    3.71%        4.89% c    6.65%       6.78%       5.80%

Portfolio turnover rate ............................................   63.64%       57.71%    101.11%     179.84%      74.60%

aBased on average weighted shares outstanding.
bTotal return does not reflect the sales commissions or the contingent deferred sales charge and is not annualized for periods less than one year.
cEffective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began amortizing all premium and discount on fixed-income securities as required. The effect of this change was as follows:

  Net investment income per share ............................. $(.12)
  Net realized and unrealized gains/(losses) per share ........   .12
  Ratio of net investment income to average net assets ........ (1.43)%
  Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.



12 |  Annual Report



Templeton Global Bond Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                       --------------------------------------------------------
                                                                                         YEAR ENDED AUGUST 31,
ADVISOR CLASS                                                            2003         2002       2001        2000        1999
                                                                       --------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................................    $8.39        $8.01      $8.04       $8.81       $9.49
                                                                       --------------------------------------------------------
Income from investment operations:

 Net investment income a ...........................................      .40          .45 c      .58         .63         .61

 Net realized and unrealized gains (losses) ........................     1.11          .50 c      .01        (.77)       (.67)
                                                                       --------------------------------------------------------
Total from investment operations ...................................     1.51          .95        .59        (.14)       (.06)
                                                                       --------------------------------------------------------
Less distributions from:

 Net investment income .............................................     (.52)        (.41)      (.20)       (.62)       (.57)

 Net realized gains ................................................       --           --         --        (.01)       (.05)

 Tax return of capital .............................................       --         (.16)      (.42)         --          --
                                                                       --------------------------------------------------------
Total distributions ................................................     (.52)        (.57)      (.62)       (.63)       (.62)
                                                                       --------------------------------------------------------
Net asset value, end of year .......................................    $9.38        $8.39      $8.01       $8.04       $8.81
                                                                       --------------------------------------------------------

Total return b .....................................................   18.35%       12.37%      7.79%     (1.65)%      (.77)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................................  $50,480      $12,014       $289        $413      $1,261

Ratios to average net assets:

 Expenses ..........................................................     .85%         .96%      1.09%        .98%        .97%

 Net investment income .............................................    4.36%        5.52% c    7.33%       7.28%       6.42%

Portfolio turnover rate ............................................   63.64%       57.71%    101.11%     179.84%      74.60%


aBased on average weighted shares outstanding.
bTotal return is not annualized for periods less than one year.
cEffective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began amortizing all premium and discount on fixed-income securities as required. The effect of this change was as follows:

  Net investment income per share ............................. $(.12)
  Net realized and unrealized gains/(losses) per share ........   .12
  Ratio of net investment income to average net assets ........ (1.43)%
  Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.




                    Annual Report  |  See notes to financial statements.  | 13


Templeton Global Bond Fund

STATEMENT OF INVESTMENTS, AUGUST 31, 2003

--------------------------------------------------------------------------------------------------
                                                                   PRINCIPAL
                                                              AMOUNT/WARRANTS C          VALUE
--------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 96.7%
   AUSTRALIA 6.9%
   New South Wales Treasury Corp.,
     8.00%, 3/01/08 ..........................................    4,800,000 AUD    $    3,425,905
     6.00%, 5/01/12 ..........................................   18,300,000 AUD        12,112,231
   Queensland Treasury Corp.,
     6.50%, 6/14/05 ..........................................    8,775,000 AUD         5,818,762
     6.00%, 7/14/09 ..........................................   17,500,000 AUD        11,622,911
                                                                                   ---------------
                                                                                       32,979,809
                                                                                   ---------------
   AUSTRIA 4.1%
   Republic of Austria,
     4.00%, 7/15/09 ..........................................    9,400,000 EUR        10,454,637
     5.00%, 7/15/12 ..........................................    1,430,000 EUR         1,669,748
     4.65%, 1/15/18 ..........................................    6,500,000 EUR         7,229,478
                                                                                   ---------------
                                                                                       19,353,863
                                                                                   ---------------
   BELGIUM 2.6%
   Kingdom of Belgium,
     4.75%, 9/28/06 ..........................................    3,700,000 EUR         4,261,059
     8.50%, 10/01/07 .........................................    4,274,000 EUR         5,600,876
     5.00%, 9/28/12 ..........................................    1,990,000 EUR         2,325,086
                                                                                   ---------------
                                                                                       12,187,021
                                                                                   ---------------
   BULGARIA 1.3%
   Republic of Bulgaria, 8.25%, 1/15/15 ......................    5,360,000             5,954,424
                                                                                   ---------------
   CANADA 3.4%
   Government of Canada,
     6.00%, 9/01/05 ..........................................    2,300,000 CAD         1,747,164
     6.00%, 6/01/11 ..........................................    9,238,000 CAD         7,223,075
     5.25%, 6/01/12 ..........................................   10,000,000 CAD         7,454,854
                                                                                   ---------------
                                                                                       16,425,093
                                                                                   ---------------
   COLOMBIA 1.2%
   Republic of Colombia,
     10.75%, 1/15/13 .........................................      600,000               676,050
     11.75%, 2/25/20 .........................................    4,350,000             5,142,996
                                                                                   ---------------
                                                                                        5,819,046
                                                                                   ---------------
   DENMARK 3.4%
   Kingdom of Denmark,
     8.00%, 3/15/06 ..........................................   37,076,000 DKK         6,135,250
     7.00%, 11/15/07 .........................................    5,850,000 DKK           981,235
     4.00%, 8/15/08 ..........................................    3,200,000 DKK           479,164
     6.00%, 11/15/11 .........................................   11,100,000 DKK         1,846,567
     5.00%, 11/15/13 .........................................   42,200,000 DKK         6,554,822
                                                                                   ---------------
                                                                                       15,997,038
                                                                                   ---------------
   FINLAND 4.9%
   Government of Finland,
     5.00%, 4/25/09 ..........................................   15,300,000 EUR        17,942,640
     5.375%, 7/04/13 .........................................    4,400,000 EUR         5,291,372
                                                                                   ---------------
                                                                                       23,234,012
                                                                                   ---------------

14 |  Annual Report



Templeton Global Bond Fund

STATEMENT OF INVESTMENTS, AUGUST 31, 2003 (CONTINUED)


---------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL
                                                                                   AMOUNT/WARRANTS C         VALUE
---------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   FRANCE 8.6%
   French Treasury Note, 3.50%, 1/12/08 .......................................      5,320,000 EUR    $    5,865,066
   Government of France,
     5.00%, 4/25/12 ...........................................................      3,690,000 EUR         4,319,021
     4.00% 4/25/13 ............................................................     23,700,000 EUR        25,614,568
     4.25%, 4/25/19 ...........................................................      5,100,000 EUR         5,369,158
                                                                                                      ---------------
                                                                                                          41,167,813
                                                                                                      ---------------
   GERMANY 2.9%
   Bundesrepublik Deutschland, 5.00%, 1/04/12 .................................      4,500,000 EUR         5,270,577
   Federal Republic of Germany,
     3.25%, 9/24/04 ...........................................................      1,000,000 EUR         1,108,890
     4.00%, 2/16/07 ...........................................................      3,500,000 EUR         3,947,884
     Series 96, 6.00%, 1/05/06 ................................................      2,914,364 EUR         3,430,056
                                                                                                      ---------------
                                                                                                          13,757,407
                                                                                                      ---------------
   GREECE 2.0%
   Republic of Greece, 4.60%, 5/20/13 .........................................      6,200,000 EUR         6,968,576
   Republic of Hellenic, 6.50%, 10/22/19 ......................................      1,800,000 EUR         2,366,207
                                                                                                      ---------------
                                                                                                           9,334,783
                                                                                                      ---------------
   HUNGARY .8%
   Government of Hungary, 8.50%, 10/12/05 .....................................    853,000,000 HUF         3,624,273
                                                                                                      ---------------
   INDONESIA 2.0%
   Indonesia Recapital, 13.50%, 3/15/10 ....................................... 37,100,000,000 IDR         4,704,180
a  PT Astra International TBK, wts., 12/31/03 .................................      1,880,582               639,974
   Republic of Indonesia, 14.00%, 6/15/09 ..................................... 34,017,000,000 IDR         4,389,435
                                                                                                      ---------------
                                                                                                           9,733,589
                                                                                                      ---------------
   IRISH REPUBLIC 3.8%
   Government of Ireland, 4.60%, 4/18/16 ......................................      4,400,000 EUR         4,910,268
   Republic of Ireland,
     4.25%, 10/18/07 ..........................................................      9,550,000 EUR        10,836,775
     5.00%, 4/18/13 ...........................................................      2,100,000 EUR         2,453,608
                                                                                                      ---------------
                                                                                                          18,200,651
                                                                                                      ---------------
   ITALY 2.5%
   Buoni Poliennali del Tesoro,
     8.75%, 7/01/06 ...........................................................        951,000 EUR         1,204,961
     6.75%, 7/01/07 ...........................................................      3,068,000 EUR         3,784,348
   Government of Italy, 10.50%, 4/01/05 .......................................      5,776,001 EUR         7,101,812
                                                                                                      ---------------
                                                                                                          12,091,121
                                                                                                      ---------------
   MEXICO 3.3%
   United Mexican States,
     11.375%, 9/15/16 .........................................................      3,510,000             4,810,455
     11.50%, 5/15/26 ..........................................................      2,900,000             4,057,100
     144A, 7.50%, 3/08/10 .....................................................      3,300,000 EUR         4,005,303
     Reg S, 7.50%, 3/08/10 ....................................................      2,500,000 EUR         3,034,320
                                                                                                      ---------------
                                                                                                          15,907,178
                                                                                                      ---------------

                                                            Annual Report  | 15


Templeton Global Bond Fund

STATEMENT OF INVESTMENTS, AUGUST 31, 2003 (CONTINUED)


-----------------------------------------------------------------------------------------------------
                                                                      PRINCIPAL
                                                                 AMOUNT/WARRANTS C          VALUE
-----------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   NETHERLANDS 3.2%
   Government of Netherlands,
     3.75%, 7/15/09 ............................................     3,600,000 EUR    $    3,970,304
     5.00%, 7/15/12 ............................................       500,000 EUR           585,224
     7.50%, 1/15/23 ............................................     7,300,000 EUR        10,842,644
                                                                                      ---------------
                                                                                          15,398,172
                                                                                      ---------------
   NEW ZEALAND 8.0%
   Government of New Zealand,
     7.00%, 7/15/09 ............................................    27,588,000 NZD        16,886,665
     6.00%, 11/15/11 ...........................................    10,837,000 NZD         6,295,629
     6.50%, 4/15/13 ............................................    25,050,000 NZD        15,025,229
                                                                                      ---------------
                                                                                          38,207,523
                                                                                      ---------------
   NORWAY 2.6%
   Kingdom of Norway,
     5.75%, 11/30/04 ...........................................    15,260,000 NOK         2,097,536
     6.75%, 1/15/07 ............................................    32,000,000 NOK         4,629,739
     5.50%, 5/15/09 ............................................    41,500,000 NOK         5,779,424
                                                                                      ---------------
                                                                                          12,506,699
                                                                                      ---------------
   PERU .3%
   Republic of Peru, 9.875%, 2/06/15 ...........................     1,100,000             1,218,250
                                                                                      ---------------
   PHILIPPINES 4.3%
   Republic of Philippines,
     9.875%, 1/15/19 ...........................................       920,000               966,000
     10.625%, 3/16/25 ..........................................     9,560,000            10,551,850
     Reg S, 9.375% 12/07/06 ....................................     4,481,000 EUR         5,353,851
     Reg S, 9.125%, 2/22/10 ....................................     3,125,000 EUR         3,575,558
                                                                                      ---------------
                                                                                          20,447,259
                                                                                      ---------------
   RUSSIA 4.4%
   Federation of Russia, Reg S, 12.75%, 6/24/28 ................    13,550,000            21,177,769
                                                                                      ---------------
   SOUTH AFRICA .5%
   Republic of South Africa,
     5.25%, 5/16/13 ............................................     1,200,000 EUR         1,258,720
     8.50%, 6/23/17 ............................................       800,000               915,000
                                                                                      ---------------
                                                                                           2,173,720
                                                                                      ---------------
   SOUTH KOREA 2.0%
   Korea Treasury Bond,
     5.77%, 10/09/07 ........................................... 2,500,000,000 KRW         2,223,790
     4.75%, 3/12/08 ............................................ 5,710,000,000 KRW         4,956,178
     5.00%, 3/26/13 ............................................ 2,500,000,000 KRW         2,155,531
                                                                                      ---------------
                                                                                           9,335,499
                                                                                      ---------------
   SPAIN 3.2%
   Government of Spain,
     10.15%, 1/31/06 ...........................................     2,849,000 EUR         3,658,724
     8.80%, 4/30/06 ............................................     4,649,855 EUR         5,867,104
     5.00%, 7/30/12 ............................................     5,000,000 EUR         5,848,072
                                                                                      ---------------
                                                                                          15,373,900
                                                                                      ---------------

16 |  Annual Report


Templeton Global Bond Fund

STATEMENT OF INVESTMENTS, AUGUST 31, 2003 (CONTINUED)

--------------------------------------------------------------------------------------------------------------
                                                                                PRINCIPAL
                                                                            AMOUNT/WARRANTS C       VALUE
--------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    SWEDEN 7.7%
    Kingdom of Sweden,
     8.00%, 8/15/07 ......................................................   66,300,000 SEK    $    9,088,727
     6.50%, 5/05/08 ......................................................   28,900,000 SEK         3,805,007
     5.00%, 1/28/09 ......................................................    4,500,000 SEK           557,837
     5.50%, 10/08/12 .....................................................  181,600,000 SEK        23,119,379
                                                                                               ---------------
                                                                                                   36,570,950
                                                                                               ---------------
    THAILAND 1.8%
    Kingdom of Thailand,
     6.00%, 3/05/05 ......................................................   83,500,000 THB         2,174,170
     4.125%, 2/12/08 .....................................................   73,000,000 THB         1,951,582
     8.50%, 12/08/08 .....................................................    8,500,000 THB           273,111
     4.80%, 4/09/10 ......................................................  160,000,000 THB         4,412,655
                                                                                               ---------------
                                                                                                    8,811,518
                                                                                               ---------------
    UKRAINE 2.3%
    Republic of Ukraine,
     144A, 7.65%, 6/11/13 ................................................   10,192,000             9,988,160
     Reg S, 10.00%, 3/15/07 ..............................................      821,337 EUR           976,591
                                                                                               ---------------
                                                                                                   10,964,751
                                                                                               ---------------
    UNITED KINGDOM .2%
    United Kingdom, 8.50%, 7/16/07 .......................................      581,000 GBP         1,051,334
                                                                                               ---------------
    UNITED STATES
a,b Acadia Partners LP ...................................................      999,667                11,096
a,b Penobscot Partners LP ................................................          333                 2,703
                                                                                               ---------------
                                                                                                       13,799
                                                                                               ---------------
    VENEZUELA 2.5%
    Republic of Venezuela, 9.25%, 9/15/27 ................................   15,680,000            11,946,200
                                                                                               ---------------
    TOTAL LONG TERM INVESTMENTS (COST $448,507,836) ......................                        460,964,464
                                                                                               ---------------

    SHORT TERM INVESTMENT (COST $2,205,057) .5%
    Thailand Treasury Bill, 1.55%, 11/19/03 ..............................   93,000,000 THB         2,257,120
                                                                                               ---------------
    TOTAL INVESTMENTS (COST $450,712,893) 97.2% ..........................                        463,221,584
    OTHER ASSETS, LESS LIABILITIES 2.8% ..................................                         13,131,679
                                                                                               ---------------

    NET ASSETS 100.0% ....................................................                     $  476,353,263
                                                                                               ---------------

CURRENCY ABBREVIATIONS | AUD - Australian Dollar | CAD - Canadian Dollar
                       | DKK - Danish Krone | EUR - Euro | GBP - British Pound | HUF - Hungarian Forint | IDR - Indonesian Rupiah
                       | KRW - Korean Won | NOK - Norwegian Krone
                       | NZD - New Zealand Dollar | SEK - Swedish Krona
                       | THB - Thai Bhat


aNon-income producing.
bSecurities represent equity investments.
cThe principal amount is stated in U.S. dollars unless otherwise indicated.

                  Annual Report  |  See notes to financial statements.  | 17


Templeton Global Bond Fund

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
August 31, 2003



Assets:
 Investments in securities:
  Cost .....................................................................................................  $450,712,893
                                                                                                              -------------
  Value ....................................................................................................   463,221,584
 Receivables:
  Investment securities sold ...............................................................................     9,807,400
  Capital shares sold ......................................................................................     1,526,217
  Interest .................................................................................................    11,481,442
                                                                                                              -------------
      Total assets .........................................................................................   486,036,643
                                                                                                              -------------
Liabilities:
 Payables:
  Capital shares redeemed ..................................................................................     1,494,099
  Affiliates ...............................................................................................       477,475
  Funds advanced by custodian ..............................................................................     7,610,315
 Other liabilities .........................................................................................       101,491
                                                                                                              -------------
      Total liabilities ....................................................................................     9,683,380
                                                                                                              -------------
Net assets, at value .......................................................................................  $476,353,263
                                                                                                              -------------
Net assets consist of:
 Undistributed net investment income .......................................................................  $  2,148,778
 Net unrealized appreciation (depreciation) ................................................................    12,365,743
 Accumulated net realized gain (loss) ......................................................................   (17,902,602)
 Capital shares ............................................................................................   479,741,344
                                                                                                              -------------
Net assets, at value .......................................................................................  $476,353,263
                                                                                                              -------------
CLASS A:
 Net asset value per share ($351,771,228 / 37,450,184 shares outstanding) ..................................         $9.39
                                                                                                              -------------
 Maximum offering price per share ($9.39 / 95.75%) .........................................................         $9.81
                                                                                                              -------------
CLASS C:
 Net asset value per share ($74,101,891 / 7,879,042 shares outstanding) a ..................................         $9.40
                                                                                                              -------------
 Maximum offering price per share ($9.40 / 99.00%) .........................................................         $9.49
                                                                                                              -------------
ADVISOR CLASS:
 Net asset value and maximum offering price per share ($50,480,144 / 5,383,700 shares outstanding) .........         $9.38
                                                                                                              -------------

aRedemption price per share is equal to net asset value less any applicable contingent deferred sales charge.



18 |  See notes to financial statements.  |  Annual Report


Templeton Global Bond Fund

FINANCIAL STATEMENTS (CONTINUED)


STATEMENT OF OPERATIONS
for the year ended August 31, 2003

Interest Income .................................................................  $20,496,215
                                                                                   ------------
Expenses:
 Management fees (Note 3) .......................................................    1,872,036
 Administrative fees (Note 3) ...................................................      561,613
 Distribution fees (Note 3)
  Class A .......................................................................      793,619
  Class C .......................................................................      321,741
 Transfer agent fees (Note 3) ...................................................      584,000
 Custodian fees .................................................................      101,900
 Reports to shareholders ........................................................       40,600
 Registration and filing fees ...................................................       85,669
 Professional fees ..............................................................       37,900
 Trustees' fees and expenses ....................................................       33,800
 Other ..........................................................................       11,700
                                                                                   ------------
      Total expenses ............................................................    4,444,578
                                                                                   ------------
        Net investment income ...................................................   16,051,637
                                                                                   ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ...................................................................   19,935,586
  Foreign currency transactions .................................................      642,866
                                                                                   ------------
      Net realized gain (loss) ..................................................   20,578,452
 Net unrealized appreciation (depreciation) on:
  Investments ...................................................................   16,458,848
  Translation of assets and liabilities denominated in foreign currencies .......     (186,169)
                                                                                   ------------
      Net unrealized appreciation (depreciation) ................................   16,272,679
                                                                                   ------------
Net realized and unrealized gain (loss) .........................................   36,851,131
                                                                                   ------------
Net increase (decrease) in net assets resulting from operations .................  $52,902,768
                                                                                   ------------



                  Annual Report  |  See notes to financial statements.  | 19


Templeton Global Bond Fund

FINANCIAL STATEMENTS (CONTINUED)


STATEMENT OF CHANGES IN NET ASSETS
for the years ended August 31, 2003 and 2002


                                                                                            --------------------------------
                                                                                                2003              2002
                                                                                            --------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ............................................................ $ 16,051,637      $ 10,743,078
  Net realized gain (loss) from investments and foreign currency transactions .............   20,578,452        (2,231,709)
  Net unrealized appreciation (depreciation) on investments and translation of assets and
   liabilities denominated in foreign currencies ..........................................   16,272,679        14,486,855
                                                                                            --------------------------------
      Net increase (decrease) in net assets resulting from operations .....................   52,902,768        22,998,224
 Distributions to shareholders from:
  Net investment income:
   Class A ................................................................................  (16,859,977)       (9,140,256)
   Class C ................................................................................   (2,404,822)         (708,861)
   Advisor Class ..........................................................................   (1,478,895)          (85,387)
                                                                                            --------------------------------
  Tax return of capital:
   Class A ................................................................................           --        (3,471,510)
   Class C ................................................................................           --          (269,228)
   Advisor Class ..........................................................................           --           (32,430)
                                                                                            --------------------------------
 Total distributions to shareholders ......................................................  (20,743,694)      (13,707,672)
 Capital share transactions (Note 2):
   Class A ................................................................................   99,397,167        36,941,706
   Class C ................................................................................   45,863,607        10,938,787
   Advisor Class ..........................................................................   37,205,774        11,698,252
                                                                                            --------------------------------
 Total capital share transactions .........................................................  182,466,548        59,578,745
   Net increase (decrease) in net assets ..................................................  214,625,622        68,869,297
Net assets:
 Beginning of year ........................................................................  261,727,641       192,858,344
                                                                                            --------------------------------
 End of year .............................................................................. $476,353,263      $261,727,641
                                                                                            --------------------------------
Undistributed net investment income included in net assets:
 End of year .............................................................................. $  2,148,778      $ (7,595,232)
                                                                                            --------------------------------

20 |  See notes to financial statements.  |  Annual Report


Templeton Global Bond Fund

NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Bond Fund (the Fund) is a separate, non-diversified series of Templeton Income Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks current income with capital appreciation and growth of income. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds, in the debt securities of companies, governments and government agencies located anywhere in the world including emerging markets. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.



                                                            Annual Report  | 21


Templeton Global Bond Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FOREIGN CURRENCY CONTRACTS (CONTINUED)

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Bond discount and premium is amortized on a yield to maturity basis. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting year. Actual results could differ from those estimates.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.



22 |  Annual Report


Templeton Global Bond Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)



2. SHARES OF BENEFICIAL INTEREST

The Fund offers three classes of shares: Class A, Class C, and Advisor Class shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class of shares and its exchange privilege.

At August 31, 2003, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                   -------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                               2003                                 2002
                                   -------------------------------------------------------------------
                                      SHARES          AMOUNT               SHARES            AMOUNT
                                   -------------------------------------------------------------------
CLASS A SHARES:
 Shares sold .....................  53,044,216    $ 498,883,647         14,522,356       $119,666,832
 Shares issued on reinvestment of
 distributions ...................   1,390,384       12,727,134          1,108,788          8,996,575
 Shares redeemed ................. (43,693,214)    (412,213,614)       (11,225,231)       (91,721,701)
                                   -------------------------------------------------------------------
 Net increase (decrease) .........  10,741,386    $  99,397,167          4,405,913       $ 36,941,706
                                   -------------------------------------------------------------------
CLASS C SHARES:
 Shares sold .....................   7,277,924    $  68,470,523          1,988,584       $ 16,468,920
 Shares issued on reinvestment of
 distributions ...................     183,684        1,697,279             89,087            724,496
 Shares redeemed .................  (2,608,697)     (24,304,195)          (768,855)        (6,254,629)
                                   -------------------------------------------------------------------
 Net increase (decrease) .........   4,852,911    $  45,863,607          1,308,816       $ 10,938,787
                                   -------------------------------------------------------------------
ADVISOR CLASS SHARES:
 Shares sold .....................   4,667,801    $  43,736,813          1,725,336       $ 14,415,486
 Shares issued on reinvestment of
 distributions ...................     157,441        1,458,404             14,128            116,947
 Shares redeemed .................    (874,248)      (7,989,443)          (342,925)        (2,834,181)
                                   -------------------------------------------------------------------
 Net increase (decrease) .........   3,950,994    $  37,205,774          1,396,539       $ 11,698,252
                                   -------------------------------------------------------------------


3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Fund are also officers of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

---------------------------------------------------------------------------
ANNUALIZED FEE RATE     AVERAGE DAILY NET ASSETS
---------------------------------------------------------------------------
        0.50%           First $200 million
        0.45%           Over $200 million, up to and including $1.3 billion
        0.40%           Over $1.3 billion

                                                         Annual Report  | 23


Templeton Global Bond Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Fund pays its allocated share of an administrative fee to FT Services based on the Trust's aggregate average daily net assets as follows:

------------------------------------------------
ANNUALIZED FEE RATE     AVERAGE DAILY NET ASSETS
------------------------------------------------
         0.15%          First $200 million
        0.135%          Next $500 million
         0.10%          Next $500 million
        0.075%          Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.25% and 0.65% per year of the average daily net assets of Class A and Class C shares, respectively. Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent years. At August 31, 2003, Distributors advised the Fund that unreimbursed costs were $840,393. Distributors received net commissions on sales of the Fund's shares and received contingent deferred sales charges for the year of $148,890 and $49,251, respectively.


4. INCOME TAXES

At August 31, 2003, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Cost of investments ....................................... $456,514,731
                                                            -------------
Unrealized appreciation ...................................   15,776,955
Unrealized depreciation ...................................   (9,070,102)
                                                            -------------
Net unrealized appreciation (depreciation) ................    6,706,853
                                                            -------------
Distributable earnings - ordinary income .................. $  7,940,424
                                                            -------------

The tax character of distributions paid during the years ended August 31, 2003 and 2002, was as follows:

                                             ---------------------------
                                                2003             2002
                                             ---------------------------
Distributions paid from:
 Ordinary income ........................... $20,743,694     $ 9,934,504
                                             ---------------------------

 Return of capital .........................          --       3,773,168
                                             ---------------------------
                                             $20,743,694     $13,707,672
                                             ---------------------------

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, wash sales and bond discounts and premiums.

24 |  Annual Report




Templeton Global Bond Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


4. INCOME TAXES (CONTINUED)

At August 31, 2003, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
 2007 ......................................................  $  986,231
 2008 ......................................................   4,015,528
 2009 ......................................................   4,159,943
 2010 ......................................................   8,730,708
                                                             -----------
                                                             $17,892,410
                                                             -----------

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended August 31, 2003 aggregated $419,505,252 and $237,131,109, respectively.




                                                            Annual Report  | 25


Templeton Global Bond Fund

INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF TEMPLETON GLOBAL BOND FUND



In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Templeton Income Trust - Templeton Global Bond Fund (the "Fund") at August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
October 3, 2003





26 |  Annual Report


Board Members and Officers

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.


INDEPENDENT BOARD MEMBERS


--------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                               LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION      TIME SERVED      BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (71)             Trustee       Since 1992     142                        Director, Bar-S Foods (meat packing
500 East Broward Blvd.                                                                    company).
Suite 2100
Fort Lauderdale, FL 33394-3091
--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
--------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (71)          Trustee       Since 1992     143                        None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
--------------------------------------------------------------------------------------------------------------------------------
ANDREW H. HINES, JR. (80)         Trustee       Since 1991     28                         None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Consultant, Triangle Consulting Group; and FORMERLY, Executive-in-Residence, Eckerd College (1991-2002); Chairman and Director,
Precise Power Corporation (1990-1997); Director, Checkers Drive-In Restaurants, Inc. (1994-1997); and Chairman of the Board and
Chief Executive Officer, Florida Progress Corporation (holding company in the energy area) (1982-1990) and director of various of its subsidiaries.
--------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (51)             Trustee       Since 2001     92                         Director, Amerada Hess Corporation
500 East Broward Blvd.                                                                    (exploration and refining of oil and
Suite 2100                                                                                gas); Hercules Incorporated (chemicals,
Fort Lauderdale, FL 33394-3091                                                            fibers and resins); Beverly
                                                                                          Enterprises, Inc. (health care);
                                                                                          H.J. Heinz Company (processed foods
                                                                                          and allied products); RTI
                                                                                          International Metals, Inc.
                                                                                          (manufacture and distribution of
                                                                                          titanium); and Canadian National
                                                                                          Railway (railroad).
--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary
of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary
and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
--------------------------------------------------------------------------------------------------------------------------------

                                                            Annual Report  | 27



--------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                               LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION      TIME SERVED      BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------------------------------

BETTY P. KRAHMER (74)             Trustee       Since 1990     21                         None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various civic associations; and FORMERLY, Economic Analyst, U.S. government.
--------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (75)            Trustee       Since 1993     142                        Director, White Mountains Insurance
500 East Broward Blvd.                                                                    Group, Ltd. (holding company);
Suite 2100                                                                                Martek Biosciences Corporation;
Fort Lauderdale, FL 33394-3091                                                            MedImmune, Inc. (biotechnology);
                                                                                          Overstock.com (Internet services);
                                                                                          and Spacehab, Inc. (aerospace
                                                                                          services);  and FORMERLY, Director,
                                                                                          MCI Communication Corporation
                                                                                          (subsequently known as MCI WorldCom,
                                                                                          Inc. and WorldCom, Inc.)
                                                                                          (communications services) (1988-2002).
--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
(financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National
Association of Securities Dealers, Inc. (1970-1987).
--------------------------------------------------------------------------------------------------------------------------------
FRED R. MILLSAPS (74)             Trustee       Since 1990     28                         None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various business and nonprofit organizations; manager of personal investments (1978-present); and FORMERLY, Chairman and Chief Executive Officer, Landmark Banking Corporation (1969-1978); Financial Vice President, Florida Power and Light
(1965-1969); and Vice President, Federal Reserve Bank of Atlanta (1958-1965).
--------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS


--------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                               LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION      TIME SERVED      BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------------------------------
**NICHOLAS F. BRADY (73)          Trustee       Since 1993     21                         Director, Amerada Hess Corporation
500 East Broward Blvd.                                                                    (exploration and refining of oil and
Suite 2100                                                                                gas); and C2, Inc. (operating and
Fort Lauderdale, FL 33394-3091                                                            investment business); and FORMERLY,
                                                                                          Director, H.J. Heinz Company
                                                                                          (processed foods and allied products)
                                                                                          (1987-1988; 1993-2003).
--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Templeton Emerging Markets Investment Trust PLC, Darby Overseas Investments, Ltd., Darby Emerging Markets Investments
LDC and Darby Technology Ventures Group, LLC (investment firms) (1994-present); Director, Templeton Capital Advisors Ltd. and
Franklin Templeton Investment Fund; and FORMERLY, Secretary of the United States Department of the Treasury (1988-1993);
Chairman of the Board, Dillon, Read & Co., Inc. (investment banking) (until 1988); and U.S. Senator, New Jersey
(April 1982-December 1982).
--------------------------------------------------------------------------------------------------------------------------------


28 |  Annual Report



--------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                               LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION      TIME SERVED      BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (70)        Trustee,      Trustee and Vice 142                       None
One Franklin Parkway             Chairman of   President since
San Mateo, CA 94403-1906         the Board     1992 and
                                 and Vice      Chairman of the
                                 President     Board since 1995
--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (58)             Vice          Since 1996       Not Applicable            None
One Franklin Parkway             President
San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory
Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------------
JEFFERY A. EVERETT (39)          Vice          Since 2001       Not Applicable            None
PO Box N-7759                    President
Lyford Cay, Nassau, Bahamas
--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Templeton Global Advisors Limited; officer of 15 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Investment Officer, First Pennsylvania Investment Research (until 1989).
--------------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (43)          Vice          Since 1990       Not Applicable            None
One Franklin Parkway             President
San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive
Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating
Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin
Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory
Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (56)            Senior Vice   Since 2002       Not Applicable            None
500 East Broward Blvd.           President and
Suite 2100                       Chief Executive
Fort Lauderdale, FL 33394-3091   Officer -
                                 Finance and
                                 Administration
--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------------


                                                            Annual Report  | 29


--------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                               LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION      TIME SERVED      BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 DAVID P. GOSS (56)              Vice          Since 2000       Not Applicable            None
 One Franklin Parkway            President
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources,
 Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive
 Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
--------------------------------------------------------------------------------------------------------------------------------
 BARBARA J. GREEN (55)           Vice          Vice President   Not Applicable            None
 One Franklin Parkway            President     since 2000
 San Mateo, CA 94403-1906        and Secretary and Secretary
                                               since 1996
--------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President and Deputy General Counsel, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton Worldwide,
 Inc.; Secretary, Franklin Mutual Advisers, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment
 Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney
 Fellow, U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S.
 District Court (District of Massachusetts) (until 1979).
--------------------------------------------------------------------------------------------------------------------------------
 RUPERT H. JOHNSON, JR. (63)     Vice          Since 1996       Not Applicable            None
 One Franklin Parkway            President
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
 President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------------
 JOHN R. KAY (63)                Vice          Since 1994       Not Applicable            None
 500 East Broward Blvd.          President
 Suite 2100
 Fort Lauderdale, FL 33394-3091
--------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President, Templeton Worldwide, Inc.; Assistant Vice President, Franklin Templeton Distributors, Inc.; Senior Vice President,
 Franklin Templeton Services, LLC; and officer of one of the other subsidiaries of Franklin Resources, Inc. and of 32 of the investment companies in Franklin Templeton Investments; and FORMERLY, Vice President and Controller, Keystone Group, Inc.
--------------------------------------------------------------------------------------------------------------------------------
 MICHAEL O. MAGDOL (66)          Vice          Since 2002       Not Applicable            Director, FTI Banque,
 600 Fifth Avenue                President                                                Arch Chemicals, Inc.
 Rockefeller Center              - AML                                                    and Lingnan Foundation
 New York, NY 10048-0772         Compliance
--------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin
 Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------------

30 |  Annual Report


--------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                               LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION      TIME SERVED      BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 CHRISTOPHER J. MOLUMPHY (41)    President     Since 2002       Not Applicable            None
 One Franklin Parkway            and Chief
 San Mateo, CA 94403-1906        Executive
                                 Officer -
                                 Investment
                                 Management
--------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Executive Vice President, Franklin Advisers, Inc.; and officer of six of the investment companies in Franklin Templeton
 Investments.
--------------------------------------------------------------------------------------------------------------------------------
 BRUCE S. ROSENBERG (41)         Treasurer     Treasurer since  Not Applicable            None
 500 East Broward Blvd.          and Chief     2000 and Chief
 Suite 2100                      Financial     Financial Officer
 Fort Lauderdale, FL 33394-3091  Officer       since 2002
--------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President, Franklin Templeton Services, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc.
 and of 41 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------------
 MURRAY L. SIMPSON (66)          Vice          Since 2000       Not Applicable            None
 One Franklin Parkway            President
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and
 FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000);
 and Director, Templeton Asset Management Ltd. (until 1999).
--------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson is considered an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's adviser and distributor. Nicholas F. Brady is considered an interested person of the Fund under the federal securities laws due to his business affiliations with Resources and Templeton Global Advisors Limited. On August 4, 2003, Resources announced that it had signed a definitive agreement under which it will acquire all of Darby Overseas Investments, Ltd. (Darby Investments) and the remaining portion not currently owned by Resources of Darby Overseas Partners, L.P. (Darby Partners). Mr. Brady will continue as Chairman of Darby Investments, which is the corporate general partner of Darby Partners. In addition, Darby Partners and Templeton Global Advisors Limited are limited partners of Darby Emerging Markets Fund, L.P. (DEMF). Mr. Brady will also continue to serve as Chairman of the corporate general partner of DEMF, and Darby Partners and Darby Investments own 100% of the stock of the general partner of DEMF. Resources also is an investor in Darby Technology Ventures Group, LLC (DTV) in which Darby Partners is a significant investor and for which Darby Partners has the right to appoint a majority of the directors. Templeton Global Advisors Limited also is a limited partner in Darby--BBVA Latin America Private Equity Fund, L.P. (DBVA), a private equity fund in which Darby Partners is a significant investor, and the general partner of which Darby Partners controls jointly with an unaffiliated third party. Mr. Brady is also a director of Templeton Capital Advisors Ltd. (TCAL), which serves as investment manager to certain unregistered funds. TCAL and Templeton Global Advisors Limited are both indirect subsidiaries of Resources.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRED R. MILLSAPS AS AN AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. MILLSAPS QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE. MR. MILLSAPS, WHO IS CURRENTLY A DIRECTOR OF VARIOUS BUSINESS AND NONPROFIT ORGANIZATIONS, HAS SERVED AS A MEMBER AND CHAIRMAN OF THE FUND AUDIT COMMITTEE SINCE 1991 AND WAS FORMERLY CHAIRMAN AND CHIEF EXECUTIVE OFFICER OF LANDMARK BANKING CORPORATION AND FINANCIAL VICE PRESIDENT OF FLORIDA POWER AND LIGHT. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. MILLSAPS HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. MILLSAPS IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE APPLICABLE SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                           Annual Report  | 31


Templeton Global Bond Fund

PROXY VOTING POLICIES AND PROCEDURES


The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.





32 |  Annual Report



[LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
INVESTMENTS
One Franklin Parkway
San Mateo, CA 94403-1906


WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.


ANNUAL REPORT AND SHAREHOLDER LETTER
TEMPLETON GLOBAL BOND FUND


AUDITORS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA  94105

PRINCIPAL UNDERWRITER
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Templeton Global Bond Fund prospectus, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.



406 A2003 10/03






ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER.

(C) N/A

(D) N/A

(F) PURSUANT TO ITEM 10(A), THE REGISTRANT IS ATTACHING AS AN EXHIBIT A COPY OF ITS CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS FINANCIAL AND ACCOUNTING OFFICER.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(A)(1) THE REGISTRANT HAS AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS FRED R. MILLSAPS AND HE IS "INDEPENDENT" AS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A



ITEM 9. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS

(A) CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS.

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND BRUCE S. ROSENBERG, CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND BRUCE S. ROSENBERG, CHIEF FINANCIAL OFFICER



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INCOME TRUST

By /s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
Date  October 31, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
Date   October 31, 2003


By /s/BRUCE S. ROSENBERG
Chief Financial Officer
Date   October 31, 2003